Cover	Apr. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2023
Entity File Number	001-40706
Entity Registrant Name	Blue Whale Acquisition Corp I
Entity Central Index Key	0001854863
Entity Tax Identification Number	98-1590107
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, City or Town	Cricket Square
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	(345)
Local Phone Number	949-8066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Address, Region	Grand Cayman
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	BWCAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BWC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BWCAW
Security Exchange Name	NASDAQ